Schedule of Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period		30 months	60 months
Cost net of impairment	$ 5,959,609	$ 5,502,243	$ 6,185,376
Accumulated amortization	2,154,745	1,774,310	633,936
Intangible assets net	3,804,864	3,727,933	5,551,440
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost net of impairment	2,643,000	2,643,000	4,304,000
Accumulated amortization	486,273	280,636	131,429
Intangible assets net	2,156,727	2,362,364	4,172,571
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Cost net of impairment	1,438,700	1,437,050	1,214,000
Accumulated amortization	1,239,766	1,201,739	360,357
Intangible assets net	198,934	235,311	853,643
Software and Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Cost net of impairment	973,283	749,147	654,022
Accumulated amortization	371,966	288,530	142,050
Intangible assets net	601,317	460,617	511,972
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost net of impairment	640,000	640,000
Accumulated amortization	56,740	3,405
Intangible assets net	583,260	636,595
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Cost net of impairment	264,626	33,046	13,354
Accumulated amortization
Intangible assets net	$ 264,626	$ 33,046	$ 13,354
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period			9 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	5 years	5 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	10 years	10 years
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period			3 years
Technology-Based Intangible Assets [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	3 years	3 years
Technology-Based Intangible Assets [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	5 years	5 years
Acquired Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period		5 years
Software and Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	5 years	5 years	5 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	6 years	6 years